Goodwill And Intangible Assets, Net (Goodwill And Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Goodwill, gross carrying amount			$ 478,747	$ 273,210
Goodwill, net	$ 445,659	$ 459,615	478,747	273,210	$ 253,362
Amortizable intangible assets, gross carrying amount			886,967	583,893
Amortizable intangible assets, accumulated amortization	(406,004)	(386,828)	(375,119)	(370,108)
Amortizable intangible assets, net			511,848	213,785
Intangible assets gross excluding goodwill			955,162	646,279
Intangible assets amortization and impairment net excluding goodwill			(375,119)	(370,108)
Intangible assets net excluding goodwill	$ 564,964	$ 562,326	580,043	276,171
Trade Names And Trademarks [Member]
Indefinite-lived intangible assets (excluding goodwill)			68,195	62,386
Customer Lists [Member]
Amortizable intangible assets, gross carrying amount			807,122	500,100
Amortizable intangible assets, accumulated amortization			(349,719)	(322,277)
Amortizable intangible assets, net			457,403	177,823
Non-Compete Agreements [Member]
Amortizable intangible assets, gross carrying amount			53,711	63,933
Amortizable intangible assets, accumulated amortization			(18,730)	(43,120)
Amortizable intangible assets, net			34,981	20,813
Permits and favorable lease arrangements [Member]
Amortizable intangible assets, gross carrying amount			16,952	10,683
Amortizable intangible assets, accumulated amortization			(1,173)	(119)
Amortizable intangible assets, net			15,779	10,564
Other Intangible Assets [Member]
Amortizable intangible assets, gross carrying amount			9,182	9,177
Amortizable intangible assets, accumulated amortization			(5,497)	(4,592)
Amortizable intangible assets, net			$ 3,685	$ 4,585